Commitments and Contingencies - Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 17,147	$ 61,821
Net income (loss) attributed to shareholders	7,294	7,105
MFC [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	518	563
Net income (loss) attributed to shareholders	7,294	7,105
Other subsidiaries of MFC on a combined basis [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	17,732	62,323
Net income (loss) attributed to shareholders	7,071	6,842
Consolidating adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	(1,103)	(1,065)
Net income (loss) attributed to shareholders	(7,071)	(6,842)
Manulife Finance (Delaware), L.P.[Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	64	41
Net income (loss) attributed to shareholders	$ 21	$ 3